REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA [Abstract]
Summary of the carrying amounts included in consolidated balance sheets
We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA).  We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements.  The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets.  Our variable interest in Nutra SA is our Brazil segment.  A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	March 31, 2014	December 31, 2013
Cash and cash equivalents	$1,132	$1,686
Other current assets (restricted $1,116 and $1,967)	4,521	4,546
Property, net (restricted $4,947 and $4,969)	19,690	17,672
Goodwill and intangibles, net	4,865	4,812
Other noncurrent assets	38	27
Total assets	$30,246	$28,743

Current liabilities	$6,982	$6,514
Current portion of long-term debt (nonrecourse)	6,828	6,262
Long-term debt, less current portion (nonrecourse)	6,791	6,658
Total liabilities	$20,601	$19,434

We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA).  We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements.  The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets.  Our variable interest in Nutra SA is our Brazil segment.  A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	December 31,
	2013	2012
Cash and cash equivalents	$1,686	$562
Other current assets (restricted $1,967 and $2,505)	4,546	5,675
Property, net (restricted $4,969 and $5,757)	17,672	19,690
Goodwill and intangibles, net	4,812	6,215
Other noncurrent assets	27	54
Total assets	$28,743	$32,196

Current liabilities	$6,514	$5,141
Current portion of long-term debt (nonrecourse)	6,262	7,013
Long-term debt, less current portion (nonrecourse)	6,658	7,454
Other noncurrent liabilities	-	1,871
Total liabilities	$19,434	$21,479

Summary of changes in redeemable noncontrolling interest
A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	Three Months Ended March 31,
	2014	2013
Redeemable noncontrolling interest in Nutra SA, beginning of period	$7,177	$9,262
Investors' interest in net loss of Nutra SA	(920)	(485)
Investors' interest in accumulated other comprehensive income of Nutra SA	168	72
Redeemable noncontrolling interest in Nutra SA, end of period	$6,425	$8,849

A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	2013	2012
Redeemable noncontrolling interest in Nutra SA, beginning of period	$9,262	$9,918
Investors' interest in net loss of Nutra SA	(2,619)	(1,627)
Investors' interest in accumulated other comprehensive income of Nutra SA	(666)	(529)
Investors' purchase of additional units	1,200	1,500
Redeemable noncontrolling interest in Nutra SA, end of period	$7,177	$9,262